Income Tax (Details) - USD ($)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023
Income Taxes
Loss before taxes	$ (5,808,654)	$ (6,712,525)
Expected income tax recovery	(1,255,377)	(1,427,529)
Non-deductible items	(532)	(831)
Change in estimates	119,349	4,271
Effect of changes in foreign and long-term tax rates		0
Change in valuation allowance	1,138,779	1,432,305
Total income taxes	$ 2,219	$ 8,216